ORGANIZATION AND OPERATIONS (Details Narrative)										12 Months Ended
	Jul. 18, 2024	Jul. 15, 2024	Mar. 21, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 22, 2024	Jan. 10, 2024 USD ($)	Sep. 30, 2023 USD ($)	May 11, 2023 shares	Nov. 20, 2021 EUR (€)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 13, 2023 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price | $ / shares												$ 1.00
Stock-based compensation										$ 1,226,420	$ 141,731
Trademark License Agreement [Member] | November 15, 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for Royalties | €									€ 4,000,000
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash paid for consulting service							$ 150,000			$ 150,000
Restricted stock units, shares | shares								15,000		15,000
Stock-based compensation										$ 109,679
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reverse stock split	1-for-10	1-for-10			the range between one-for-ten (1:10) and one-for-twenty-five (1:25), with such ratio to be determined in the discretion of the Registrant’s Board of Directors and with such action to be effected at such time and date as determined by the Board of Directors (the “Reverse Split”).
Payments of cash for license			$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash paid for consulting service						$ 200,000